Currency Gains / (Losses) - Summary of Currency Gains and Losses Included in Income from Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [line items]
Currency gains /(losses)	€ 6	€ 3	€ 6	€ (5)
Realized exchange (losses) / gains on foreign currency derivatives - net	(1)	(1)	1	(11)
Unrealized gains on foreign currency derivatives - net	4	7	3	13
Exchanges gains / (losses) from the remeasurement of monetary assets and liabilities - net	3	(3)	2	(7)
Revenue [member]
Analysis of income and expense [line items]
Currency gains /(losses)	1	1	3	(1)
Cost of sales [member]
Analysis of income and expense [line items]
Currency gains /(losses)	2	(2)		(2)
Other gains / (losses - net [member]
Analysis of income and expense [line items]
Currency gains /(losses)	€ 3	€ 4	€ 3	€ (2)